Taxes on Income (Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Accrued employee benefits	$ 282	$ 261
Research and development costs	846	921
Tax loss carryforwards	111	338
PPE	15	15
Share based compensation	213	246
Intangible assets	110	107
Other	2	2
Total gross deferred tax assets	1,579	1,890
Deferred tax liabilities:
Intangible assets		(138)
Goodwill	(680)	(215)
Total gross deferred tax liabilities	(680)	(353)
Net deferred tax assets	899	1,537
In Israel	788	1,338
Foreign jurisdictions	111	199
Net deferred tax assets	899	1,537
Non-current deferred tax assets	$ 899	$ 1,537